GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 20.6%
Aerospace & Defense – 0.3%
1,689	Airbus SE	$ 216,248
10,417	BAE Systems PLC	59,552
3,140	CAE, Inc.	80,080
61	Dassault Aviation SA	76,119
567	General Dynamics Corp.	91,185
288	Harris Corp.	53,911
482	HEICO Corp.	58,606
716	HEICO Corp. Class A	70,354
216	Huntington Ingalls Industries, Inc.	44,306
995	L3 Technologies, Inc.	240,850
6,166	Leonardo SpA	68,213
505	Lockheed Martin Corp.	170,963
29,016	Meggitt PLC	179,424
621	MTU Aero Engines AG	133,966
855	Northrop Grumman Corp.	259,279
626	Raytheon Co.	109,237
1,272,168	Rolls-Royce Holdings PLC*	193,504
1,335	Safran SA	175,158
13,131	Singapore Technologies Engineering Ltd.	37,432
1,599	Spirit AeroSystems Holdings, Inc. Class A	129,583
5,400	Textron, Inc.	244,620
702	Thales SA	77,277
2,665	The Boeing Co.	910,390
563	TransDigm Group, Inc.*	248,255
3,249	United Technologies Corp.	410,349

		4,338,861

Air Freight & Logistics – 0.1%
52,310	Bollore SA	235,962
4,654	C.H. Robinson Worldwide, Inc.	370,598
11,269	Deutsche Post AG	331,540
1,377	Expeditors International of Washington, Inc.	95,825
742	FedEx Corp.	114,476
5,036	SG Holdings Co. Ltd.	136,009
1,839	United Parcel Service, Inc. Class B	170,880
4,348	XPO Logistics, Inc.*	226,487
4,219	Yamato Holdings Co. Ltd.	85,178

		1,766,955

Airlines – 0.1%
1,986	ANA Holdings, Inc.	66,400
5,915	Delta Air Lines, Inc.	304,623
9,525	Deutsche Lufthansa AG	180,610
1,751	Japan Airlines Co. Ltd.	54,909
5,674	Southwest Airlines Co.	270,082
4,741	United Continental Holdings, Inc.*	368,139

		1,244,763

Auto Components – 0.1%
570	Aptiv PLC	36,503
551	Autoliv, Inc.	33,925
5,033	BorgWarner, Inc.	178,571
1,822	Bridgestone Corp.	67,765

Shares	Description	Value

Common Stocks – (continued)
Auto Components – (continued)
830	Cie Generale des Etablissements Michelin SCA	$ 95,186
381	Continental AG	51,816
1,444	Denso Corp.	55,537
2,061	Faurecia SA	76,086
1,752	Lear Corp.	208,541
3,988	Magna International, Inc.	170,809
1,490	Nokian Renkaat Oyj*	42,569
1,716	Stanley Electric Co. Ltd.	38,931
3,801	Sumitomo Electric Industries Ltd.	45,658
2,877	Sumitomo Rubber Industries Ltd.	31,778
5,506	The Yokohama Rubber Co. Ltd.	91,416
1,531	Valeo SA	40,394

		1,265,485

Automobiles – 0.2%
766	Bayerische Motoren Werke AG	53,151
1,409	Daimler AG	73,026
1,326	Ferrari NV	188,515
16,614	Fiat Chrysler Automobiles NV	211,581
45,379	Ford Motor Co.	432,008
1,329	General Motors Co.	44,309
4,141	Harley-Davidson, Inc.	135,494
13,782	Honda Motor Co. Ltd.	338,949
7,313	Isuzu Motors Ltd.	80,338
19,321	Mazda Motor Corp.	187,594
11,286	Nissan Motor Co. Ltd.	76,610
10,509	Peugeot SA	234,562
1,564	Subaru Corp.	36,140
1,742	Suzuki Motor Corp.	82,430
6,150	Toyota Motor Corp.	361,242
239	Volkswagen AG	37,927

		2,573,876

Banks – 1.1%
5,105	ABN AMRO Group NV(a)	107,853
1,430	Aozora Bank Ltd.	34,606
16,110	Australia & New Zealand Banking Group Ltd.	310,394
24,225	Banco Bilbao Vizcaya Argentaria SA	131,353
37,761	Banco de Sabadell SA	41,776
54,193	Banco Santander SA	237,580
6,651	Bank Hapoalim BM	47,896
15,743	Bank Leumi Le-Israel BM	105,482
48,528	Bank of America Corp.	1,290,845
12,237	Bank of Ireland Group PLC	65,411
4,014	Bank of Montreal	291,398
19,875	Bank of Queensland Ltd.	127,456
47,503	Barclays PLC	89,523
4,955	BB&T Corp.	231,646
19,337	Bendigo & Adelaide Bank Ltd.	150,408
5,378	BNP Paribas SA	246,613
20,692	BOC Hong Kong Holdings Ltd.	79,529

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,282	Canadian Imperial Bank of Commerce	$ 248,870
2,892	CIT Group, Inc.	137,486
10,036	Citigroup, Inc.	623,737
5,955	Citizens Financial Group, Inc.	194,014
1,280	Comerica, Inc.	88,090
6,202	Commerzbank AG	43,463
5,131	Commonwealth Bank of Australia	278,865
11,900	Credit Agricole SA	135,258
4,699	Danske Bank A/S	77,011
9,078	DBS Group Holdings Ltd.	160,685
2,734	DNB ASA	46,348
848	East West Bancorp, Inc.	36,227
1,120	Erste Groupe Bank AG*	39,695
8,951	Fifth Third Bancorp	237,201
2,828	FinecoBank Banca Fineco SpA	29,221
554	First Republic Bank	53,749
7,124	Hang Seng Bank Ltd.	178,827
71,169	HSBC Holdings PLC	580,125
8,182	Huntington Bancshares, Inc.	103,502
16,541	ING Groep NV	178,664
111,080	Intesa Sanpaolo SpA	226,568
5,360	Japan Post Bank Co. Ltd.	54,780
19,550	JPMorgan Chase & Co.	2,071,518
980	KBC Group NV	64,325
3,592	KeyCorp.	57,364
224,900	Lloyds Banking Group PLC	162,558
486	M&T Bank Corp.	77,566
9,825	Mediobanca Banca di Credito Finanziario SpA	90,458
36,882	Mitsubishi UFJ Financial Group, Inc.	169,393
2,319	Mizrahi Tefahot Bank Ltd.*	50,721
114,647	Mizuho Financial Group, Inc.	161,614
7,920	National Australia Bank Ltd.	145,297
3,961	National Bank of Canada	177,917
9,462	Nordea Bank Abp	66,787
21,878	Oversea-Chinese Banking Corp. Ltd.	168,611
4,962	People’s United Financial, Inc.	76,266
3,857	Raiffeisen Bank International AG	89,570
7,471	Regions Financial Corp.	103,324
7,526	Resona Holdings, Inc.	31,716
7,128	Royal Bank of Canada	535,707
19,664	Royal Bank of Scotland Group PLC	53,056
12,441	Seven Bank Ltd.	31,739
2,594	Shinsei Bank Ltd.	36,673
272	Signature Bank	31,158
6,219	Skandinaviska Enskilda Banken AB Class A	55,172
3,883	Societe Generale SA	97,140
5,420	Standard Chartered PLC	47,006
8,300	Sumitomo Mitsui Financial Group, Inc.	287,611
3,264	Sumitomo Mitsui Trust Holdings, Inc.	119,256
3,601	SunTrust Banks, Inc.	216,096

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
288	SVB Financial Group*	$ 58,003
5,348	Svenska Handelsbanken AB Class A	52,561
2,687	Swedbank AB Class A	38,537
43,728	The Bank of East Asia Ltd.	136,241
5,969	The Bank of Nova Scotia	302,778
3,246	The PNC Financial Services Group, Inc.	413,086
7,651	The Toronto-Dominion Bank	418,326
5,973	U.S. Bancorp	299,845
9,219	UniCredit SpA	104,516
9,016	United Overseas Bank Ltd.	154,447
22,877	Wells Fargo & Co.	1,015,052
14,507	Westpac Banking Corp.	277,173
4,732	Yamaguchi Financial Group, Inc.	34,880
2,086	Zions Bancorp NA	89,844

		16,013,063

Beverages – 0.4%
946	Anheuser-Busch InBev SA	76,942
3,212	Asahi Group Holdings Ltd.	141,039
6,352	Brown-Forman Corp. Class B	317,473
3,500	Carlsberg A/S Class B	459,848
8,253	Coca-Cola Amatil Ltd.	54,453
10,021	Coca-Cola Bottlers Japan Holdings, Inc.	227,401
6,199	Coca-Cola European Partners PLC	343,425
3,368	Coca-Cola HBC AG*	121,243
742	Constellation Brands, Inc. Class A	130,926
6,865	Davide Campari-Milano SpA	67,033
8,995	Diageo PLC	378,343
3,572	Heineken Holding NV	353,423
1,015	Heineken NV	106,540
5,599	Kirin Holdings Co. Ltd.	121,094
6,953	Molson Coors Brewing Co. Class B	382,276
4,982	Monster Beverage Corp.*	308,187
7,048	PepsiCo, Inc.	902,144
1,326	Pernod Ricard SA	233,784
355	Remy Cointreau SA	48,780
4,311	Suntory Beverage & Food Ltd.	179,349
13,700	The Coca-Cola Co.	673,081

		5,626,784

Biotechnology – 0.2%
6,986	AbbVie, Inc.	535,896
380	Alexion Pharmaceuticals, Inc.*	43,198
3,566	Alkermes PLC*	76,812
2,636	Amgen, Inc.	439,421
1,529	Biogen, Inc.*	335,295
484	BioMarin Pharmaceutical, Inc.*	39,804
3,234	Celgene Corp.*	303,317
2,648	CSL Ltd.	376,236
324	Exact Sciences Corp.*	33,576
6,245	Gilead Sciences, Inc.	388,751

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
2,064	Incyte Corp.*	$ 162,292
898	Ionis Pharmaceuticals, Inc.*	58,909
455	Regeneron Pharmaceuticals, Inc.*	137,283
1,347	Seattle Genetics, Inc.*	87,649
2,438	Vertex Pharmaceuticals, Inc.*	405,147

		3,423,586

Building Products – 0.1%
1,354	A.O. Smith Corp.	54,837
1,821	Allegion PLC	176,728
2,175	Assa Abloy AB Class B	42,329
4,056	Cie de Saint-Gobain	146,296
472	Daikin Industries Ltd.	57,084
3,802	Fortune Brands Home & Security, Inc.	182,724
107	Geberit AG	47,126
5,509	Johnson Controls International PLC	212,207
1,540	Lennox International, Inc.	406,729
5,980	Masco Corp.	208,822
6,118	Owens Corning	296,539
953	TOTO Ltd.	35,326

		1,866,747

Capital Markets – 0.6%
20,020	3i Group PLC	265,766
1,143	Ameriprise Financial, Inc.	157,997
3,652	ASX Ltd.	191,347
368	BlackRock, Inc.	152,926
3,468	Brookfield Asset Management, Inc. Class A	159,083
911	Cboe Global Markets, Inc.	98,880
22,999	CI Financial Corp.	345,257
2,077	CME Group, Inc.	399,033
10,150	Credit Suisse Group AG*	114,846
7,467	Daiwa Securities Group, Inc.	32,481
554	Deutsche Boerse AG	76,246
2,745	E*TRADE Financial Corp.	122,976
5,488	Eaton Vance Corp.	209,751
877	FactSet Research Systems, Inc.	243,981
1,871	Franklin Resources, Inc.	59,535
22,870	Hargreaves Lansdown PLC	652,715
5,371	Hong Kong Exchanges & Clearing Ltd.	170,954
1,745	IGM Financial, Inc.	47,356
2,161	Intercontinental Exchange, Inc.	177,656
8,839	Invesco Ltd.	172,714
13,176	Investec PLC	76,542
927	Julius Baer Group Ltd.*	36,541
1,334	KKR & Co., Inc. Class A	29,722
2,536	London Stock Exchange Group PLC	169,333
2,504	Macquarie Group Ltd.	208,339
288	MarketAxess Holdings, Inc.	85,772
4,446	Moody’s Corp.	813,085
7,473	Morgan Stanley	304,076
1,180	MSCI, Inc.	259,612
1,129	Nasdaq, Inc.	102,333

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
12,110	Natixis SA	$ 55,470
13,692	Nomura Holdings, Inc.	42,845
684	Northern Trust Corp.	58,496
431	Partners Group Holding AG	302,120
580	Raymond James Financial, Inc.	47,896
3,248	S&P Global, Inc.	694,682
2,933	SBI Holdings, Inc.	67,304
1,232	Schroders PLC	45,382
5,452	SEI Investments Co.	273,963
67,566	Singapore Exchange Ltd.	363,385
2,819	St. James’s Place PLC	37,235
19,160	Standard Life Aberdeen PLC	64,759
2,806	State Street Corp.	155,032
3,281	T. Rowe Price Group, Inc.	331,840
2,641	TD Ameritrade Holding Corp.	131,390
4,507	The Bank of New York Mellon Corp.	192,404
4,441	The Charles Schwab Corp.	184,790
12,467	UBS Group AG*	143,468

		9,129,316

Chemicals – 0.3%
1,806	Air Liquide SA	224,558
998	Air Products & Chemicals, Inc.	203,183
1,858	Akzo Nobel NV	156,498
5,672	Arkema SA	475,629
4,293	Asahi Kasei Corp.	43,975
1,429	Axalta Coating Systems Ltd.*	33,596
1,596	BASF SE	105,326
480	Celanese Corp.	45,566
3,461	CF Industries Holdings, Inc.	139,271
859	Chr Hansen Holding A/S	89,434
4,580	Covestro AG(a)	200,136
1,984	Croda International PLC	126,962
933	Dow, Inc.	43,627
2,801	DowDuPont, Inc.	85,486
2,652	Eastman Chemical Co.	172,168
1,318	Ecolab, Inc.	242,631
86	EMS-Chemie Holding AG	51,496
1,961	Evonik Industries AG	51,402
70	Givaudan SA	185,075
13,131	Incitec Pivot Ltd.	29,802
526	International Flavors & Fragrances, Inc.	71,286
7,739	Israel Chemicals Ltd.	38,770
1,291	Koninklijke DSM NV	144,829
1,626	Linde PLC	293,574
2,813	LyondellBasell Industries NV Class A	208,865
1,551	Methanex Corp.	64,560
11,481	Mitsubishi Chemical Holdings Corp.	74,821
2,131	Mitsui Chemicals, Inc.	46,496
1,061	Nissan Chemical Corp.	44,799
1,285	Novozymes A/S Class B	60,191
1,107	Nutrien Ltd.	53,990
1,047	PPG Industries, Inc.	109,569
1,322	Showa Denko KK	35,851
780	Sika AG	115,654

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
1,071	Symrise AG	$ 100,299
2,581	Taiyo Nippon Sanso Corp.	48,077
3,775	Teijin Ltd.	61,364
4,031	The Mosaic Co.	86,546
393	The Sherwin-Williams Co.	164,844
5,058	Toray Industries, Inc.	34,591
1,559	Westlake Chemical Corp.	89,315

		4,654,112

Commercial Services & Supplies – 0.2%
9,203	Brambles Ltd.	77,129
937	Cintas Corp.	207,855
3,532	Copart, Inc.*	252,467
2,109	Dai Nippon Printing Co. Ltd.	45,552
1,897	Edenred	86,539
1,662	ISS A/S	46,813
1,840	Republic Services, Inc.	155,646
13,831	Rollins, Inc.	519,631
1,157	Secom Co. Ltd.	98,739
7,037	Securitas AB Class B	116,472
1,084	Societe BIC SA	84,823
2,580	Toppan Printing Co. Ltd.	37,508
2,100	Waste Connections, Inc.	198,744
2,265	Waste Management, Inc.	247,678

		2,175,596

Communications Equipment – 0.2%
879	Arista Networks, Inc.*	214,995
21,994	Cisco Systems, Inc.	1,144,348
10,542	CommScope Holding Co., Inc.*	170,253
3,226	F5 Networks, Inc.*	426,090
9,881	Juniper Networks, Inc.	243,172
1,992	Motorola Solutions, Inc.	298,700
8,914	Nokia Oyj	44,663
25,135	Telefonaktiebolaget LM Ericsson Class B	241,841

		2,784,062

Construction & Engineering – 0.1%
3,155	ACS Actividades de Construccion y Servicios SA	129,586
1,849	CIMIC Group Ltd.	57,897
3,288	Eiffage SA	314,319
7,578	Ferrovial SA	180,624
924	HOCHTIEF AG	109,613
4,671	Jacobs Engineering Group, Inc.	351,680
10,161	Skanska AB Class B	166,213
2,255	Vinci SA	222,368
11,214	WSP Global, Inc.	591,481

		2,123,781

Construction Materials – 0.0%
1,961	CRH PLC	61,489
2,814	HeidelbergCement AG	208,775
797	Imerys SA	34,582
769	LafargeHolcim Ltd.*	36,770

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – (continued)
1,211	Taiheiyo Cement Corp.	$ 35,682

		377,298

Consumer Finance – 0.1%
2,590	AEON Financial Service Co. Ltd.	41,206
13,630	Ally Financial, Inc.	393,498
3,441	American Express Co.	394,717
3,236	Capital One Financial Corp.	277,876
2,986	Credit Saison Co. Ltd.	32,015
2,580	Discover Financial Services	192,339
5,706	Synchrony Financial	191,893

		1,523,544

Containers & Packaging – 0.1%
8,499	Amcor Ltd.	97,030
1,379	Avery Dennison Corp.	143,499
4,589	Ball Corp.	281,719
919	Crown Holdings, Inc.*	50,940
1,984	International Paper Co.	82,276
373	Packaging Corp. of America	33,227
1,396	Sealed Air Corp.	58,492
1,347	Smurfit Kappa Group PLC	37,202
3,509	Toyo Seikan Group Holdings Ltd.	66,226
4,981	Westrock Co.	162,381

		1,012,992

Distributors – 0.0%
1,849	Genuine Parts Co.	182,866
6,027	Jardine Cycle & Carriage Ltd.	148,476
9,101	LKQ Corp.*	233,441

		564,783

Diversified Consumer Services – 0.0%
26,491	H&R Block, Inc.	695,389

Diversified Financial Services – 0.2%
4,055	AXA Equitable Holdings, Inc.	83,330
4,507	Berkshire Hathaway, Inc. Class B*	889,772
1,601	Eurazeo SE	112,026
2,536	EXOR NV	158,674
422	Groupe Bruxelles Lambert SA	39,305
2,453	Industrivarden AB Class C	49,481
2,186	Investor AB Class B	94,411
11,452	Jefferies Financial Group, Inc.	202,357
1,356	Kinnevik AB Class B	34,536
1,234	L E Lundbergforetagen AB Class B	40,478
11,541	Mitsubishi UFJ Lease & Finance Co. Ltd.	57,266
976	Onex Corp.	55,667
5,681	ORIX Corp.	80,095
1,413	Pargesa Holding SA	104,503
1,033	Tokyo Century Corp.	41,591
1,793	Voya Financial, Inc.	91,317

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – (continued)
247	Wendel SA	$ 31,437

		2,166,246

Diversified Telecommunication Services – 0.3%
35,040	AT&T, Inc.	1,071,523
1,043	BCE, Inc.	46,964
64,580	Bezeq The Israeli Telecommunication Corp. Ltd.	40,058
25,823	BT Group PLC	62,972
26,582	CenturyLink, Inc.	277,782
14,385	Deutsche Telekom AG	242,185
786	Elisa Oyj	35,053
71,358	HKT Trust and HKT Ltd.	112,505
18,073	Koninklijke KPN NV	55,176
5,795	Nippon Telegraph & Telephone Corp.	259,275
4,176	Orange SA	64,624
214,188	PCCW Ltd.	121,946
15,280	Singapore Telecommunications Ltd.	35,499
153	Swisscom AG	73,181
130,091	Telecom Italia SpA*	63,954
155,044	Telecom Italia SpA RSP	72,431
13,421	Telefonica SA	107,235
5,931	Telenor ASA	122,067
8,289	Telia Co. AB	34,604
12,507	Telstra Corp. Ltd.	31,659
1,660	TELUS Corp.	61,310
14,582	TPG Telecom Ltd.	63,517
18,668	Verizon Communications, Inc.	1,014,606

		4,070,126

Electric Utilities – 0.3%
2,445	Alliant Energy Corp.	116,040
2,548	American Electric Power Co., Inc.	219,434
31,146	AusNet Services	38,433
2,442	Chubu Electric Power Co., Inc.	33,299
6,468	CK Infrastructure Holdings Ltd.	49,949
12,262	CLP Holdings Ltd.	138,879
3,048	Duke Energy Corp.	260,939
560	Edison International	33,247
52,684	EDP - Energias de Portugal SA	192,005
5,022	Electricite de France SA	70,649
1,284	Emera, Inc.	49,437
2,652	Endesa SA	66,065
33,990	Enel SpA	211,391
1,260	Entergy Corp.	122,308
2,168	Evergy, Inc.	126,048
2,330	Eversource Energy	172,047
8,427	Exelon Corp.	405,170
5,349	FirstEnergy Corp.	220,593
2,658	Fortis, Inc.	100,393
1,759	Fortum Oyj	37,645
117,130	HK Electric Investments & HK Electric Investments Ltd.	114,728

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
2,970	Hydro One Ltd.(a)	$ 50,320
24,331	Iberdrola SA	226,224
4,208	Kyushu Electric Power Co., Inc.	41,525
2,078	NextEra Energy, Inc.	411,880
3,334	OGE Energy Corp.	138,561
1,941	Orsted A/S(a)	154,706
1,134	Pinnacle West Capital Corp.	106,494
7,233	Power Assets Holdings Ltd.	50,051
4,336	PPL Corp.	129,039
4,221	SSE PLC	57,590
13,589	Terna Rete Elettrica Nazionale SpA	83,013
5,916	The Chugoku Electric Power Co., Inc.	74,114
4,133	The Southern Co.	221,116
3,373	Tohoku Electric Power Co., Inc.	34,402
20,597	Tokyo Electric Power Co. Holdings, Inc.*	105,660
1,053	Verbund AG	52,643
2,979	Xcel Energy, Inc.	170,816

		4,886,853

Electrical Equipment – 0.1%
3,174	ABB Ltd.	57,975
2,737	Acuity Brands, Inc.	338,485
2,324	AMETEK, Inc.	190,312
2,667	Eaton Corp. PLC	198,665
2,181	Emerson Electric Co.	131,383
945	Legrand SA	63,527
2,843	Prysmian SpA	47,297
1,266	Rockwell Automation, Inc.	188,444
2,027	Schneider Electric SE	160,092
3,047	Sensata Technologies Holding PLC*	130,076
1,735	Vestas Wind Systems A/S	141,249

		1,647,505

Electronic Equipment, Instruments & Components – 0.2%
1,739	Amphenol Corp. Class A	151,293
1,039	Arrow Electronics, Inc.*	65,104
2,723	CDW Corp.	268,052
4,481	Cognex Corp.	181,929
2,736	Corning, Inc.	78,906
2,246	FLIR Systems, Inc.	108,549
3,718	Halma PLC	85,192
2,787	Hitachi Ltd.	93,847
2,491	Ingenico Group SA	198,748
594	IPG Photonics Corp.*	74,351
65	Keyence Corp.	36,520
1,669	Keysight Technologies, Inc.*	125,392
882	Murata Manufacturing Co. Ltd.	37,681
3,247	Nippon Electric Glass Co. Ltd.	77,735
3,597	Omron Corp.	169,280
2,000	Shimadzu Corp.	49,673
1,582	TE Connectivity Ltd.	133,252
1,907	Trimble, Inc.*	76,089
3,152	Venture Corp. Ltd.	34,600

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,604	Yaskawa Electric Corp.	$ 45,924
2,373	Yokogawa Electric Corp.	45,818
176	Zebra Technologies Corp. Class A*	30,173

		2,168,108

Energy Equipment & Services – 0.0%
2,087	Halliburton Co.	44,432
9,728	John Wood Group PLC	47,944
6,421	National Oilwell Varco, Inc.	133,878
2,022	Schlumberger Ltd.	70,143

		296,397

Entertainment – 0.2%
1,419	Activision Blizzard, Inc.	61,542
2,645	Electronic Arts, Inc.*	246,197
740	Konami Holdings Corp.	34,816
970	Liberty Media Corp.-Liberty Formula One Class C*	36,210
1,576	Live Nation Entertainment, Inc.*	95,852
1,480	Netflix, Inc.*	508,054
2,746	Nexon Co. Ltd.*	40,730
519	Take-Two Interactive Software, Inc.*	56,130
9,524	The Walt Disney Co.	1,257,549
834	Toho Co. Ltd.	35,744
3,645	Ubisoft Entertainment SA*	297,867
11,616	Viacom, Inc. Class B	337,212
2,451	Vivendi SA	65,997

		3,073,900

Equity Real Estate Investment Trusts (REITs) – 0.5%
694	Alexandria Real Estate Equities, Inc.	101,609
1,693	American Tower Corp.	353,448
22,935	Ascendas Real Estate Investment Trust	48,813
1,140	AvalonBay Communities, Inc.	231,431
811	Boston Properties, Inc.	106,103
2,388	Camden Property Trust	246,824
25,440	CapitaLand Commercial Trust	35,795
54,658	CapitaLand Mall Trust	95,962
890	Covivio	93,361
1,778	Crown Castle International Corp.	231,158
30	Daiwa House REIT Investment Corp.	70,913
4,704	Dexus	42,098
1,729	Digital Realty Trust, Inc.	203,538
3,697	Duke Realty Corp.	111,243
282	Equinix, Inc.	136,993
988	Equity LifeStyle Properties, Inc.	120,200
2,213	Equity Residential	169,449
474	Essex Property Trust, Inc.	138,285
1,600	Extra Space Storage, Inc.	171,456

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
540	Federal Realty Investment Trust	$ 70,594
453	Gecina SA	64,777
11,584	Goodman Group	107,767
3,121	H&R Real Estate Investment Trust	52,648
3,669	HCP, Inc.	116,344
18,414	Host Hotels & Resorts, Inc.	333,478
751	ICADE	63,804
2,899	Invitation Homes, Inc.	74,301
2,465	Iron Mountain, Inc.	75,552
25	Japan Prime Realty Investment Corp.	107,046
15	Japan Real Estate Investment Corp.	89,253
31	Japan Retail Fund Investment Corp.	62,446
3,438	Kimco Realty Corp.	59,821
1,038	Klepierre SA	35,337
7,476	Land Securities Group PLC	78,207
2,034	Liberty Property Trust	96,554
12,382	Link REIT	148,163
1,246	Mid-America Apartment Communities, Inc.	142,268
25,215	Mirvac Group	53,136
2,061	National Retail Properties, Inc.	110,325
32	Nippon Building Fund, Inc.	218,847
30	Nippon Prologis REIT, Inc.	65,270
50	Nomura Real Estate Master Fund, Inc.	77,672
2,477	Prologis, Inc.	182,481
664	Public Storage	157,952
2,111	Realty Income Corp.	147,939
1,308	Regency Centers Corp.	86,276
2,724	RioCan Real Estate Investment Trust	52,561
720	SBA Communications Corp.*	155,815
21,040	Scentre Group	55,536
20,258	Segro PLC	178,338
1,288	Simon Property Group, Inc.	208,772
514	SL Green Realty Corp.	44,204
1,820	SmartCentres Real Estate Investment Trust	43,978
949	Sun Communities, Inc.	119,830
25,680	Suntec Real Estate Investment Trust	34,077
8,722	The British Land Co. PLC	58,849
16,181	The GPT Group	64,738
935	The Macerich Co.	33,969
2,430	UDR, Inc.	108,815
337	Unibail-Rodamco-Westfield	50,957
59	United Urban Investment Corp.	97,404
2,071	Ventas, Inc.	133,165
11,198	VEREIT, Inc.	99,438
20,856	Vicinity Centres	37,383
857	Vornado Realty Trust	56,759
1,954	Welltower, Inc.	158,704
2,443	Weyerhaeuser Co.	55,700

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,708	WP Carey, Inc.	$ 141,781

		7,577,710

Food & Staples Retailing – 0.7%
3,092	Aeon Co. Ltd.	53,267
1,832	Alimentation Couche-Tard, Inc. Class B	112,433
3,913	Carrefour SA	73,615
3,711	Casino Guichard Perrachon SA	141,245
24,243	Coles Group Ltd.*	208,608
3,233	Colruyt SA	240,718
3,538	Costco Wholesale Corp.	847,634
46,738	Dairy Farm International Holdings Ltd.	356,779
34,265	Empire Co. Ltd. Class A	789,951
6,204	FamilyMart UNY Holdings Co. Ltd.	148,996
3,651	George Weston Ltd.	272,745
1,271	ICA Gruppen AB	50,685
64,421	J Sainsbury PLC	162,934
12,025	Jeronimo Martins SGPS SA	182,906
28,473	Koninklijke Ahold Delhaize NV	638,613
3,424	Lawson, Inc.	160,044
4,057	Loblaw Cos. Ltd.	208,193
6,718	METRO AG	105,640
1,518	Metro, Inc.	55,403
2,273	Seven & i Holdings Co. Ltd.	76,505
6,105	Sundrug Co. Ltd.	152,458
9,425	Sysco Corp.	648,629
119,534	Tesco PLC	341,459
20,027	The Kroger Co.	456,816
1,474	Tsuruha Holdings, Inc.	117,658
8,617	Walgreens Boots Alliance, Inc.	425,163
15,225	Walmart, Inc.	1,544,424
5,133	Welcia Holdings Co. Ltd.	179,537
60,485	Wm Morrison Supermarkets PLC	150,249
26,799	Woolworths Group Ltd.	581,405

		9,484,712

Food Products – 0.5%
10,888	a2 Milk Co. Ltd.*	112,188
7,009	Ajinomoto Co., Inc.	119,219
3,566	Archer-Daniels-Midland Co.	136,649
3,306	Associated British Foods PLC	103,044
144	Barry Callebaut AG	282,726
1,176	Bunge Ltd.	61,493
6,189	Calbee, Inc.	175,507
3,544	Campbell Soup Co.	128,683
21	Chocoladefabriken Lindt & Spruengli AG	274,367
5,554	Conagra Brands, Inc.	148,681
4,859	Danone SA	388,133
4,015	General Mills, Inc.	198,502
1,088,478	Golden Agri-Resources Ltd.	209,865
3,754	Hormel Foods Corp.	148,245
4,611	Ingredion, Inc.	351,174
1,285	Kellogg Co.	67,540

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
687	Kerry Group PLC Class A	$ 79,434
3,605	Kikkoman Corp.	149,023
1,641	Lamb Weston Holdings, Inc.	97,229
1,014	McCormick & Co., Inc.	158,225
1,950	MEIJI Holdings Co. Ltd.	136,605
6,162	Mondelez International, Inc. Class A	313,338
6,968	Mowi ASA	161,695
11,031	Nestle SA	1,094,261
940	NH Foods Ltd.	38,006
3,302	Nisshin Seifun Group, Inc.	76,680
638	Nissin Foods Holdings Co. Ltd.	38,588
4,833	Orkla ASA	41,853
3,979	Saputo, Inc.	132,417
3,654	The Hershey Co.	482,182
3,454	The J.M. Smucker Co.	419,868
1,004	The Kraft Heinz Co.	27,761
1,029	Toyo Suisan Kaisha Ltd.	40,196
8,238	Tyson Foods, Inc. Class A	625,182
43,777	Vitasoy International Holdings Ltd.	234,608
160,457	WH Group Ltd.(a)	144,432
16,781	Wilmar International Ltd.	40,184
743	Yakult Honsha Co. Ltd.	42,190
7,742	Yamazaki Baking Co. Ltd.	115,976

		7,595,949

Gas Utilities – 0.1%
6,512	APA Group	45,749
1,107	Atmos Energy Corp.	112,693
121,529	Hong Kong & China Gas Co. Ltd.	268,666
4,595	Naturgy Energy Group SA	131,037
2,927	Osaka Gas Co. Ltd.	51,868
1,369	Toho Gas Co. Ltd.	53,332
1,411	Tokyo Gas Co. Ltd.	35,024
10,912	UGI Corp.	563,168

		1,261,537

Health Care Equipment & Supplies – 0.6%
6,903	Abbott Laboratories	525,525
1,303	ABIOMED, Inc.*	341,282
1,554	Alcon, Inc.*	90,376
1,671	Align Technology, Inc.*	475,149
585	Asahi Intecc Co. Ltd.	29,870
2,702	Baxter International, Inc.	198,435
1,128	Becton Dickinson & Co.	263,320
1,621	BioMerieux	132,428
5,990	Boston Scientific Corp.*	230,076
311	Carl Zeiss Meditec AG	29,231
3,284	Cochlear Ltd.	453,983
2,214	Coloplast A/S Class B	235,215
2,559	Danaher Corp.	337,814
2,144	Demant A/S*	71,603
884	DENTSPLY SIRONA, Inc.	47,621
1,512	DexCom, Inc.*	183,406
2,378	Edwards Lifesciences Corp.*	405,925
10,193	Fisher & Paykel Healthcare Corp. Ltd.	102,464
1,835	Hologic, Inc.*	80,758

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,460	Hoya Corp.	$ 377,935
2,513	IDEXX Laboratories, Inc.*	627,672
597	Intuitive Surgical, Inc.*	277,515
4,484	Koninklijke Philips NV	177,700
4,886	Medtronic PLC	452,346
23,644	Olympus Corp.	278,426
1,513	ResMed, Inc.	172,664
986	Siemens Healthineers AG(a)	38,378
16,942	Smith & Nephew PLC	355,930
658	Sonova Holding AG	146,514
802	STERIS PLC	107,211
277	Straumann Holding AG	227,566
1,628	Stryker Corp.	298,315
2,976	Sysmex Corp.	205,743
354	Teleflex, Inc.	102,058
4,112	Terumo Corp.	116,237
404	The Cooper Cos., Inc.	120,307
1,393	Varian Medical Systems, Inc.*	175,880
1,314	Zimmer Biomet Holdings, Inc.	149,704

		8,642,582

Health Care Providers & Services – 0.5%
6,783	Alfresa Holdings Corp.	169,613
2,887	AmerisourceBergen Corp.	224,782
1,540	Anthem, Inc.	428,089
4,955	Cardinal Health, Inc.	208,457
2,675	Centene Corp.*	154,481
3,225	Cigna Corp.	477,364
9,906	CVS Health Corp.	518,777
2,262	DaVita, Inc.*	98,216
2,214	Fresenius Medical Care AG & Co. KGaA	161,338
1,695	Fresenius SE & Co. KGaA	85,968
1,982	HCA Healthcare, Inc.	239,743
3,275	Henry Schein, Inc.*	211,106
1,403	Humana, Inc.	343,539
1,455	Laboratory Corp. of America Holdings*	236,598
2,874	McKesson Corp.	351,030
10,047	Medipal Holdings Corp.	216,867
2,304	Quest Diagnostics, Inc.	220,977
10,679	Ryman Healthcare Ltd.	80,774
3,017	Sonic Healthcare Ltd.	54,612
4,549	Suzuken Co. Ltd.	279,746
6,020	UnitedHealth Group, Inc.	1,455,636
1,348	Universal Health Services, Inc. Class B	161,153
347	WellCare Health Plans, Inc.*	95,838

		6,474,704

Health Care Technology – 0.0%
4,968	Cerner Corp.*	347,611
5,592	M3, Inc.	105,164
969	Veeva Systems, Inc. Class A*	149,507

		602,282

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.4%
1,454	Accor SA	$ 53,668
11,096	Aramark	386,030
2,199	Aristocrat Leisure Ltd.	44,213
1,174	Carnival Corp.	60,097
112	Chipotle Mexican Grill, Inc.*	73,917
5,309	Compass Group PLC	120,116
1,214	Darden Restaurants, Inc.	141,212
2,034	Domino’s Pizza, Inc.	568,503
10,360	Flight Centre Travel Group Ltd.	312,204
1,891	Hilton Worldwide Holdings, Inc.	169,131
5,507	InterContinental Hotels Group PLC	354,750
956	Las Vegas Sands Corp.	52,580
711	Marriott International, Inc. Class A	88,761
3,198	McDonald’s Corp.	634,067
1,451	McDonald’s Holdings Co. Japan Ltd.	65,944
1,285	MGM Resorts International	31,894
4,464	Norwegian Cruise Line Holdings Ltd.*	244,225
1,436	Oriental Land Co. Ltd.	174,704
486	Restaurant Brands International, Inc.	31,988
430	Royal Caribbean Cruises Ltd.	52,357
29,593	Shangri-La Asia Ltd.	37,821
106,261	SJM Holdings Ltd.	117,798
543	Sodexo SA	62,481
6,925	Starbucks Corp.	526,715
11,539	Tabcorp Holdings Ltd.	36,013
262	Vail Resorts, Inc.	56,359
1,828	Whitbread PLC	106,837
49,807	Wynn Macau Ltd.	106,418
7,282	Yum! Brands, Inc.	745,313

		5,456,116

Household Durables – 0.2%
28,605	Barratt Developments PLC	201,774
8,243	Berkeley Group Holdings PLC	364,389
1,704	Garmin Ltd.	130,322
3,509	Husqvarna AB Class B	29,299
2,023	Iida Group Holdings Co. Ltd.	31,991
970	Leggett & Platt, Inc.	34,445
2,745	Lennar Corp. Class A	136,317
286	Mohawk Industries, Inc.*	38,767
4,909	Nikon Corp.	67,113
71	NVR, Inc.*	227,311
7,810	Panasonic Corp.	61,676
6,697	PulteGroup, Inc.	207,607
493	Rinnai Corp.	32,270
1,885	SEB SA	307,589
2,616	Sekisui Chemical Co. Ltd.	38,272
4,211	Sekisui House Ltd.	67,354
6,153	Sony Corp.	294,875
67,647	Taylor Wimpey PLC	141,338

		2,412,709

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.2%
2,016	Church & Dwight Co., Inc.	$ 150,011
10,391	Colgate-Palmolive Co.	723,421
1,664	Essity AB Class B	48,823
1,587	Henkel AG & Co. KGaA	142,315
2,637	Kimberly-Clark Corp.	337,246
15,875	Lion Corp.	306,985
1,410	Pigeon Corp.	53,216
1,157	Reckitt Benckiser Group PLC	92,866
2,647	The Clorox Co.	393,900
8,604	The Procter & Gamble Co.	885,438
3,231	Unicharm Corp.	96,382

		3,230,603

Independent Power and Renewable Electricity Producers – 0.1%
9,888	AES Corp.	156,230
4,619	Electric Power Development Co. Ltd.	101,196
33,845	Meridian Energy Ltd.	93,682
13,301	NRG Energy, Inc.	452,766
1,190	Uniper SE	33,366
29,053	Vistra Energy Corp.	684,489

		1,521,729

Industrial Conglomerates – 0.1%
2,909	3M Co.	464,713
22,290	CK Hutchison Holdings Ltd.	210,537
514	DCC PLC	43,113
6,174	General Electric Co.	58,283
2,501	Honeywell International, Inc.	410,939
1,508	Jardine Matheson Holdings Ltd.	96,840
843	Jardine Strategic Holdings Ltd.	31,552
2,644	Keihan Holdings Co. Ltd.	113,855
30,405	NWS Holdings Ltd.	59,913
618	Roper Technologies, Inc.	212,542
1,548	Siemens AG	175,425

		1,877,712

Insurance – 0.9%
19,238	Admiral Group PLC	500,698
34,734	Aegon NV	158,682
6,416	Aflac, Inc.	329,141
4,180	Ageas	204,139
44,537	AIA Group Ltd.	418,390
125	Alleghany Corp.*	82,912
2,500	Allianz SE	553,576
908	American Financial Group, Inc.	89,166
1,934	American International Group, Inc.	98,769
1,310	Aon PLC	235,892
4,151	Arch Capital Group Ltd.*	142,919
1,700	Arthur J. Gallagher & Co.	143,140
14,843	Assicurazioni Generali SpA	260,014
1,242	Assurant, Inc.	124,150
4,389	Athene Holding Ltd. Class A*	178,413
19,413	Aviva PLC	99,244
4,282	AXA SA	105,425
696	Baloise Holding AG	115,752
3,410	Brighthouse Financial, Inc.*	121,021

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,539	Chubb Ltd.	$ 224,802
1,385	Cincinnati Financial Corp.	136,062
4,820	CNP Assurances	103,305
7,890	Dai-ichi Life Holdings, Inc.	113,324
22,196	Direct Line Insurance Group PLC	88,734
508	Erie Indemnity Co. Class A	108,036
269	Everest Re Group Ltd.	66,620
103	Fairfax Financial Holdings Ltd.	47,248
3,780	Fidelity National Financial, Inc.	145,719
5,317	Gjensidige Forsikring ASA	103,531
4,402	Great-West Lifeco, Inc.	99,661
694	Hannover Rueck SE	103,881
5,114	IA Financial Corp., Inc.	191,907
9,359	Insurance Australia Group Ltd.	49,515
995	Intact Financial Corp.	85,550
14,741	Japan Post Holdings Co. Ltd.	163,258
83,069	Legal & General Group PLC	269,170
2,508	Lincoln National Corp.	149,101
2,455	Loews Corp.	126,089
7,360	Manulife Financial Corp.	123,502
19,604	Mapfre SA	57,464
90	Markel Corp.*	95,298
3,940	Marsh & McLennan Cos., Inc.	376,664
48,741	Medibank Pvt. Ltd.	111,538
6,119	MetLife, Inc.	282,759
2,066	MS&AD Insurance Group Holdings, Inc.	65,313
719	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	173,388
6,427	NN Group NV	243,974
16,715	Poste Italiane SpA(a)	162,021
9,746	Power Corp. of Canada	205,433
7,773	Power Financial Corp.	171,609
2,685	Principal Financial Group, Inc.	138,465
2,427	Prudential Financial, Inc.	224,206
9,352	Prudential PLC	186,396
9,144	QBE Insurance Group Ltd.	73,755
1,216	Reinsurance Group of America, Inc.	180,041
519	RenaissanceRe Holdings Ltd.	90,534
8,607	RSA Insurance Group PLC	60,105
1,264	Sampo Oyj Class A	54,652
970	SCOR SE	39,907
878	Sompo Holdings, Inc.	33,120
2,333	Sony Financial Holdings, Inc.	51,464
4,946	Sun Life Financial, Inc.	191,970
12,316	Suncorp Group Ltd.	110,939
352	Swiss Life Holding AG	160,100
1,643	Swiss Re AG	155,888
2,802	The Allstate Corp.	267,619
1,868	The Hartford Financial Services Group, Inc.	98,369
5,303	The Progressive Corp.	420,422
1,664	The Travelers Cos., Inc.	242,228
3,894	Tokio Marine Holdings, Inc.	192,981
2,424	Torchmark Corp.	207,276

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,691	Tryg A/S	$ 115,365
3,571	Unum Group	112,451
2,730	W.R. Berkley Corp.	169,806
717	Willis Towers Watson PLC	125,833
647	Zurich Insurance Group AG	209,647

		12,319,458

Interactive Media & Services – 0.5%
1,635	Alphabet, Inc. Class A*	1,809,127
1,602	Alphabet, Inc. Class C*	1,768,015
81,327	Auto Trader Group PLC(a)	614,820
14,289	Facebook, Inc. Class A*	2,535,869
16,633	Kakaku.com, Inc.	335,436
3,963	LINE Corp.*	115,422
1,893	REA Group Ltd.	116,214
6,740	TripAdvisor, Inc.*	284,900
4,165	Twitter, Inc.*	151,773

		7,731,576

Internet & Direct Marketing Retail – 0.5%
2,470	Amazon.com, Inc.*	4,384,423
269	Booking Holdings, Inc.*	445,523
8,191	eBay, Inc.	294,303
1,715	Expedia Group, Inc.	197,225
287	MercadoLibre, Inc.*	163,739
1,982	Ocado Group PLC*	29,914
18,784	Qurate Retail, Inc.*	235,363
9,073	Rakuten, Inc.	93,811
1,886	Wayfair, Inc. Class A*	271,603
4,809	Zalando SE*(a)	190,934
10,019	ZOZO, Inc.	171,263

		6,478,101

IT Services – 1.0%
5,791	Accenture PLC Class A	1,031,203
2,743	Akamai Technologies, Inc.*	206,712
2,130	Alliance Data Systems Corp.	292,875
4,184	Amadeus IT Group SA	319,154
5,812	Atos SE	442,082
2,186	Automatic Data Processing, Inc.	350,022
2,376	Broadridge Financial Solutions, Inc.	296,691
1,757	Capgemini SE	196,422
4,610	CGI, Inc.*	336,029
5,819	Cognizant Technology Solutions Corp. Class A	360,371
4,687	Computershare Ltd.	53,990
10,424	DXC Technology Co.	495,557
373	EPAM Systems, Inc.*	64,376
3,671	Fidelity National Information Services, Inc.	441,621
3,380	Fiserv, Inc.*	290,207
819	FleetCor Technologies, Inc.*	211,474
1,528	Fujitsu Ltd.	103,010
787	Gartner, Inc.*	119,073
1,520	Global Payments, Inc.	234,141
443	GMO Payment Gateway, Inc.	29,556
2,155	GoDaddy, Inc. Class A*	160,332

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
5,194	International Business Machines Corp.	$ 659,586
1,839	Jack Henry & Associates, Inc.	241,314
8,326	Leidos Holdings, Inc.	627,198
4,814	Mastercard, Inc. Class A	1,210,673
432	MongoDB, Inc.*	60,627
9,143	NTT Data Corp.	108,727
376	Obic Co. Ltd.	45,098
561	Okta, Inc.*	63,516
1,128	Otsuka Corp.	43,623
2,892	Paychex, Inc.	248,105
4,399	PayPal Holdings, Inc.*	482,790
12,977	Sabre Corp.	263,174
514	Shopify, Inc. Class A*	141,407
2,257	Square, Inc. Class A*	139,821
18,926	The Western Union Co.	367,164
3,244	Total System Services, Inc.	400,731
447	Twilio, Inc. Class A*	58,999
2,768	VeriSign, Inc.*	539,705
7,678	Visa, Inc. Class A	1,238,692
667	Wirecard AG	104,241
1,260	Wix.com Ltd.*	173,048
1,681	Worldline SA*(a)	100,862
2,214	Worldpay, Inc. Class A*	269,311

		13,623,310

Leisure Products – 0.1%
2,504	Bandai Namco Holdings, Inc.	122,593
3,365	Hasbro, Inc.	320,146
1,976	Polaris Industries, Inc.	157,843
1,332	Sankyo Co. Ltd.	50,734
208	Shimano, Inc.	31,752
1,300	Yamaha Corp.	58,176

		741,244

Life Sciences Tools & Services – 0.1%
1,994	Agilent Technologies, Inc.	133,698
480	Illumina, Inc.*	147,317
2,395	IQVIA Holdings, Inc.*	325,361
284	Lonza Group AG*	87,068
798	Mettler-Toledo International, Inc.*	577,026
730	PerkinElmer, Inc.	63,028
1,225	QIAGEN NV*	46,641
392	Sartorius Stedim Biotech	54,309
1,873	Thermo Fisher Scientific, Inc.	500,053
597	Waters Corp.*	119,824

		2,054,325

Machinery – 0.3%
1,640	Alfa Laval AB	33,627
1,328	Alstom SA	60,606
2,910	ANDRITZ AG	104,640
4,286	Atlas Copco AB Class A	115,028
3,592	Atlas Copco AB Class B	86,828
1,094	Caterpillar, Inc.	131,072
18,816	CNH Industrial NV	162,978
1,762	Cummins, Inc.	265,639
423	Deere & Co.	59,292
779	Dover Corp.	69,650

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,909	Fortive Corp.	$ 145,370
1,040	IDEX Corp.	158,819
1,347	Illinois Tool Works, Inc.	188,095
2,021	Ingersoll-Rand PLC	239,165
2,798	JTEKT Corp.	29,430
1,510	KION Group AG	82,127
727	Kone Oyj Class B	39,610
7,195	MISUMI Group, Inc.	168,418
3,503	Mitsubishi Heavy Industries Ltd.	153,148
913	PACCAR, Inc.	60,094
1,212	Parker-Hannifin Corp.	184,612
2,156	Pentair PLC	75,072
3,231	Sandvik AB	49,876
442	Schindler Holding AG	91,916
4,725	SKF AB Class B	73,296
1,565	Snap-on, Inc.	244,015
505	Spirax-Sarco Engineering PLC	53,267
487	Stanley Black & Decker, Inc.	61,956
1,571	Sumitomo Heavy Industries Ltd.	49,399
35,310	Techtronic Industries Co. Ltd.	225,407
480	The Middleby Corp.*	62,626
5,196	Volvo AB Class B	72,543
1,291	WABCO Holdings, Inc.*	169,005
1,459	Xylem, Inc.	108,287
30,112	Yangzijiang Shipbuilding Holdings Ltd.	30,053

		3,904,966

Marine – 0.1%
232	AP Moller - Maersk A/S Class A	235,688
225	AP Moller - Maersk A/S Class B	240,273
2,724	Kuehne & Nagel International AG	362,308

		838,269

Media – 0.3%
1,350	Axel Springer SE	83,563
1,531	CBS Corp. Class B	73,917
541	Charter Communications, Inc. Class A*	203,849
20,817	Comcast Corp. Class A	853,497
5,293	CyberAgent, Inc.	202,374
7,091	Discovery, Inc. Class A*	193,301
8,020	Discovery, Inc. Class C*	205,633
1,824	Fox Corp. Class A	64,259
1,379	Fox Corp. Class B	47,865
3,884	Hakuhodo DY Holdings, Inc.	60,643
5,358	Informa PLC	52,514
934	Liberty Broadband Corp. Class C*	91,672
5,066	Liberty Global PLC Class A*	124,623
6,656	Liberty Global PLC Class C*	161,341
7,467	Liberty Media Corp.-Liberty SiriusXM Class A*	268,961
6,969	Liberty Media Corp.-Liberty SiriusXM Class C*	251,860

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
28,135	News Corp. Class A	$ 320,458
2,422	Omnicom Group, Inc.	187,366
19,412	Pearson PLC	193,220
1,658	Publicis Groupe SA	90,674
2,599	Quebecor, Inc. Class B	61,341
641	RTL Group SA	30,683
10,443	Schibsted ASA Class B	263,709
1,717	Shaw Communications, Inc. Class B	34,871
25,317	Sirius XM Holdings, Inc.	134,433
8,733	The Interpublic Group of Cos., Inc.	185,314
8,405	WPP PLC	99,861

		4,541,802

Metals & Mining – 0.2%
16,583	Anglo American PLC	396,724
11,926	ArcelorMittal	176,078
15,395	BHP Group Ltd.	400,040
6,867	BHP Group PLC	154,975
26,332	BlueScope Steel Ltd.	191,935
8,080	Boliden AB*	93,736
8,617	Evraz PLC	63,968
10,829	Fortescue Metals Group Ltd.	60,217
17,087	Freeport-McMoRan, Inc.	165,915
55,883	Glencore PLC*	178,807
1,838	Kirkland Lake Gold Ltd.	63,574
1,491	Maruichi Steel Tube Ltd.	38,936
1,203	Mitsubishi Materials Corp.	31,288
3,317	Newcrest Mining Ltd.	63,035
1,640	Newmont Goldcorp Corp.	54,268
2,356	Nippon Steel Corp.	38,962
743	Nucor Corp.	35,664
1,668	Rio Tinto Ltd.	115,766
5,293	Rio Tinto PLC	303,515
90,801	South32 Ltd.	208,260
4,850	Steel Dynamics, Inc.	121,977
1,620	Sumitomo Metal Mining Co. Ltd.	42,363
9,951	Teck Resources Ltd. Class B	202,245

		3,202,248

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
12,649	AGNC Investment Corp.	207,444
27,947	Annaly Capital Management, Inc.	246,213

		453,657

Multi-Utilities – 0.2%
9,228	AGL Energy Ltd.	131,249
1,810	Ameren Corp.	132,745
1,539	Atco Ltd. Class I	52,936
1,900	Canadian Utilities Ltd. Class A	53,559
3,149	CenterPoint Energy, Inc.	89,558
113,305	Centrica PLC	133,972
2,389	CMS Energy Corp.	134,047
1,478	Consolidated Edison, Inc.	127,551
3,588	Dominion Energy, Inc.	269,746
1,347	DTE Energy Co.	169,008
7,652	E.ON SE	80,005

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
5,678	Engie SA	$ 79,159
2,357	Innogy SE(a)	106,852
12,540	National Grid PLC	126,073
3,463	NiSource, Inc.	96,445
4,231	Public Service Enterprise Group, Inc.	248,614
18,150	RWE AG	454,081
892	Sempra Energy	117,253
2,341	Suez	31,318
3,578	Veolia Environnement SA	82,813
2,188	WEC Energy Group, Inc.	176,243

		2,893,227

Multiline Retail – 0.4%
6,603	Dollar General Corp.	840,430
6,508	Dollar Tree, Inc.*	661,148
10,696	Dollarama, Inc.	337,831
10,816	Harvey Norman Holdings Ltd.	31,119
5,496	Isetan Mitsukoshi Holdings Ltd.	45,326
10,564	Kohl’s Corp.	521,016
22,939	Macy’s, Inc.	471,855
106,047	Marks & Spencer Group PLC	301,809
4,895	Next PLC	356,822
10,559	Nordstrom, Inc.	330,497
1,243	Ryohin Keikaku Co. Ltd.	224,189
9,897	Target Corp.	796,214
13,492	Wesfarmers Ltd.	345,873

		5,264,129

Oil, Gas & Consumable Fuels – 0.8%
3,804	Aker BP ASA	102,338
80,840	BP PLC	547,753
1,320	Cabot Oil & Gas Corp.	33,026
2,034	Caltex Australia Ltd.	37,164
12,734	Cameco Corp.	128,508
3,642	Canadian Natural Resources Ltd.	98,379
15,078	Cenovus Energy, Inc.	123,605
1,372	Cheniere Energy, Inc.*	86,683
8,172	Chevron Corp.	930,382
5,868	ConocoPhillips	345,977
5,854	Enagas SA	160,005
6,707	Enbridge, Inc.	246,922
20,551	Eni SpA	309,550
2,545	EOG Resources, Inc.	208,385
9,379	Equinor ASA	179,156
16,229	Exxon Mobil Corp.	1,148,526
2,580	Galp Energia SGPS SA	38,756
1,483	Hess Corp.	82,840
7,889	HollyFrontier Corp.	299,624
2,296	Idemitsu Kosan Co. Ltd.	64,496
5,694	Imperial Oil Ltd.	152,208
8,869	Kinder Morgan, Inc.	176,937
3,377	Lundin Petroleum AB	91,617
5,736	Marathon Oil Corp.	75,428
10,350	Marathon Petroleum Corp.	475,997
4,068	Neste Oyj	137,330
1,812	Occidental Petroleum Corp.	90,183
6,137	Oil Search Ltd.	29,850

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,821	ONEOK, Inc.	$ 179,472
30,730	Origin Energy Ltd.	152,556
2,204	Pembina Pipeline Corp.	78,631
6,083	Phillips 66	491,507
285	Pioneer Natural Resources Co.	40,459
20,583	Repsol SA	331,411
21,278	Royal Dutch Shell PLC Class A	659,088
17,704	Royal Dutch Shell PLC Class B	551,340
45,112	Santos Ltd.	209,788
18,572	Snam SpA	93,277
7,392	Suncor Energy, Inc.	227,787
901	Targa Resources Corp.	34,653
3,306	TC Energy Corp.	161,166
3,219	The Williams Cos., Inc.	84,917
9,884	TOTAL SA	512,462
6,172	Valero Energy Corp.	434,509
4,501	Woodside Petroleum Ltd.	110,157

		10,754,805

Paper & Forest Products – 0.0%
1,631	Mondi PLC	33,761
16,187	Oji Holdings Corp.	83,453
3,938	UPM-Kymmene Oyj	98,519
4,527	West Fraser Timber Co. Ltd.	176,478

		392,211

Personal Products – 0.3%
1,847	Beiersdorf AG	212,535
4,066	Kao Corp.	315,526
1,051	Kobayashi Pharmaceutical Co. Ltd.	77,831
2,297	Kose Corp.	361,102
2,636	L’Oreal SA	707,186
9,147	Pola Orbis Holdings, Inc.	250,859
7,074	Shiseido Co. Ltd.	507,522
5,017	The Estee Lauder Cos., Inc. Class A	807,887
8,736	Unilever NV	525,850
7,002	Unilever PLC	427,162

		4,193,460

Pharmaceuticals – 0.9%
4,495	Allergan PLC	547,985
24,384	Astellas Pharma, Inc.	326,768
5,001	AstraZeneca PLC	368,535
9,092	Aurora Cannabis, Inc.*	69,085
9,543	Bausch Health Cos., Inc.*	198,118
6,509	Bayer AG	384,902
8,570	Bristol-Myers Squibb Co.	388,821
885	Canopy Growth Corp.*	35,672
1,032	Chugai Pharmaceutical Co. Ltd.	68,570
1,908	Cronos Group, Inc.*	26,963
2,483	Daiichi Sankyo Co. Ltd.	119,768
856	Eisai Co. Ltd.	50,152
5,141	Eli Lilly & Co.	596,048
24,168	GlaxoSmithKline PLC	466,586

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
4,251	H. Lundbeck A/S	$ 170,549
2,171	Ipsen SA	259,366
1,841	Jazz Pharmaceuticals PLC*	231,138
14,205	Johnson & Johnson	1,862,986
12,731	Merck & Co., Inc.	1,008,423
1,729	Merck KGaA	166,853
25,064	Mylan NV*	421,075
4,577	Nektar Therapeutics*	143,352
7,771	Novartis AG	667,823
8,641	Novo Nordisk A/S Class B	406,631
7,057	Orion Oyj Class B	230,820
1,073	Otsuka Holdings Co. Ltd.	35,865
8,373	Perrigo Co. PLC	351,833
31,938	Pfizer, Inc.	1,326,066
2,657	Recordati SpA	109,755
3,694	Roche Holding AG	970,236
4,312	Sanofi	348,225
917	Shionogi & Co. Ltd.	50,000
5,295	Sumitomo Dainippon Pharma Co. Ltd.	108,192
1,224	Taisho Pharmaceutical Holdings Co. Ltd.	99,458
1,134	Takeda Pharmaceutical Co. Ltd.	38,559
29,725	Teva Pharmaceutical Industries Ltd. ADR*	257,121
2,965	UCB SA	226,673
4,709	Zoetis, Inc.	475,844

		13,614,816

Professional Services – 0.3%
3,001	Adecco Group AG	161,995
2,147	Bureau Veritas SA	50,520
383	CoStar Group, Inc.*	195,192
660	Equifax, Inc.	79,794
9,899	Experian PLC	298,309
2,273	IHS Markit Ltd.*	130,447
678	Intertek Group PLC	45,302
2,144	ManpowerGroup, Inc.	183,355
5,355	Nielsen Holdings PLC	121,719
5,776	Persol Holdings Co. Ltd.	122,226
4,214	Randstad NV	216,926
12,727	Recruit Holdings Co. Ltd.	403,582
9,756	RELX PLC	226,980
8,235	Robert Half International, Inc.	441,890
130	SGS SA	327,890
802	Teleperformance	153,883
1,787	Thomson Reuters Corp.	113,572
491	TransUnion	32,180
2,034	Verisk Analytics, Inc.	284,760
4,652	Wolters Kluwer NV	324,538

		3,915,060

Real Estate Management & Development – 0.2%
9,814	Aroundtown SA	83,266
10,161	CBRE Group, Inc. Class A*	464,358
5,633	CK Asset Holdings Ltd.	40,768
671	Daito Trust Construction Co. Ltd.	87,178
5,469	Daiwa House Industry Co. Ltd.	163,403

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
2,557	Deutsche Wohnen SE	$ 120,708
2,069	First Capital Realty, Inc.	31,825
6,848	Henderson Land Development Co. Ltd.	35,385
4,960	Hongkong Land Holdings Ltd.	32,365
4,221	Hulic Co. Ltd.	33,405
3,782	Jones Lang LaSalle, Inc.	470,670
42,979	Kerry Properties Ltd.	163,366
1,932	Mitsubishi Estate Co. Ltd.	35,439
1,397	Mitsui Fudosan Co. Ltd.	33,752
25,527	New World Development Co. Ltd.	37,740
11,436	Nomura Real Estate Holdings, Inc.	234,307
2,070	Sumitomo Realty & Development Co. Ltd.	76,114
3,935	Sun Hung Kai Properties Ltd.	62,296
19,185	Swire Pacific Ltd. Class A	227,007
12,673	Swire Properties Ltd.	52,264
670	Swiss Prime Site AG*	54,619
2,863	Vonovia SE	150,004
5,636	Wharf Real Estate Investment Co. Ltd.	38,567
5,604	Wheelock & Co. Ltd.	36,993

		2,765,799

Road & Rail – 0.2%
127	AMERCO	46,764
9,277	Aurizon Holdings Ltd.	33,276
2,620	Canadian National Railway Co.	232,264
748	Canadian Pacific Railway Ltd.	163,956
1,242	Central Japan Railway Co.	258,155
3,104	CSX Corp.	231,155
1,578	DSV A/S	140,816
775	East Japan Railway Co.	73,432
1,598	Hankyu Hanshin Holdings, Inc.	57,317
726	J.B. Hunt Transport Services, Inc.	61,812
715	Kansas City Southern	80,995
901	Keio Corp.	59,994
1,742	Keisei Electric Railway Co. Ltd.	64,941
1,884	Kintetsu Group Holdings Co. Ltd.	90,077
1,923	Kyushu Railway Co.	57,210
12,338	MTR Corp. Ltd.	75,403
2,714	Nagoya Railroad Co. Ltd.	74,716
1,088	Norfolk Southern Corp.	212,312
2,507	Odakyu Electric Railway Co. Ltd.	61,726
386	Old Dominion Freight Line, Inc.	51,122
1,623	Tobu Railway Co. Ltd.	47,102
3,138	Tokyu Corp.	55,548
746	Uber Technologies, Inc.*	30,146
2,775	Union Pacific Corp.	462,814
1,689	West Japan Railway Co.	132,121

		2,855,174

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 0.5%
20,696	Advanced Micro Devices, Inc.*	$ 567,277
1,463	Analog Devices, Inc.	141,355
6,569	Applied Materials, Inc.	254,155
7,149	ASM Pacific Technology Ltd.	69,297
1,374	ASML Holding NV	258,661
1,325	Broadcom, Inc.	333,423
266	Disco Corp.	36,732
1,611	Infineon Technologies AG	28,692
28,070	Intel Corp.	1,236,203
1,426	KLA-Tencor Corp.	146,978
1,694	Lam Research Corp.	295,789
5,355	Marvell Technology Group Ltd.	119,416
1,545	Maxim Integrated Products, Inc.	81,251
533	Microchip Technology, Inc.	42,656
16,383	Micron Technology, Inc.*	534,250
3,985	NVIDIA Corp.	539,808
2,957	NXP Semiconductors NV	260,689
11,810	ON Semiconductor Corp.*	209,746
3,140	Qorvo, Inc.*	192,105
3,174	QUALCOMM, Inc.	212,087
9,571	Renesas Electronics Corp.*	43,050
2,241	Skyworks Solutions, Inc.	149,318
5,879	STMicroelectronics NV	88,897
3,817	Sumco Corp.	41,599
8,023	Texas Instruments, Inc.	836,879
374	Tokyo Electron Ltd.	50,335
1,003	Xilinx, Inc.	102,617

		6,873,265

Software – 1.1%
3,102	Adobe, Inc.*	840,332
1,080	ANSYS, Inc.*	193,860
2,565	Autodesk, Inc.*	412,734
10,941	Cadence Design Systems, Inc.*	695,519
1,639	CDK Global, Inc.	79,328
587	Check Point Software Technologies Ltd.*	64,734
4,874	Citrix Systems, Inc.	458,741
756	Constellation Software, Inc.	654,626
454	CyberArk Software Ltd.*	59,951
1,360	Dassault Systemes SE	201,790
2,357	Dropbox, Inc. Class A*	53,174
6,008	Fortinet, Inc.*	435,460
4,336	Intuit, Inc.	1,061,670
3,320	Micro Focus International PLC	80,135
43,329	Microsoft Corp.	5,358,931
492	Nice Ltd.*	68,696
797	Open Text Corp.	31,689
14,947	Oracle Corp.*	767,867
1,136	Palo Alto Networks, Inc.*	227,359
289	Paycom Software, Inc.*	61,297
828	PTC, Inc.*	69,602

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
2,687	Red Hat, Inc.*	$ 495,214
3,626	salesforce.com, Inc.*	549,013
2,681	SAP SE	330,262
2,319	ServiceNow, Inc.*	607,416
1,830	Splunk, Inc.*	208,602
2,430	SS&C Technologies Holdings, Inc.	135,229
18,422	Symantec Corp.	345,044
2,098	Synopsys, Inc.*	244,291
1,069	Tableau Software, Inc. Class A*	120,230
1,272	Temenos AG*	221,309
26,176	The Sage Group PLC	246,790
712	Trend Micro, Inc.	31,771
1,172	VMware, Inc. Class A	207,420
712	Workday, Inc. Class A*	145,333

		15,765,419

Specialty Retail – 0.8%
954	ABC-Mart, Inc.	59,548
3,591	Advance Auto Parts, Inc.	556,605
795	AutoZone, Inc.*	816,553
11,904	Best Buy Co., Inc.	746,024
2,482	Burlington Stores, Inc.*	388,632
555	CarMax, Inc.*	43,445
1,614	Dufry AG*	132,103
758	Fast Retailing Co. Ltd.	435,787
27,862	Hennes & Mauritz AB Class B	416,475
311	Hikari Tsushin, Inc.	62,822
13,241	Industria de Diseno Textil SA	353,599
18,754	Kingfisher PLC	50,568
14,937	L Brands, Inc.	335,485
7,869	Lowe’s Cos., Inc.	734,020
1,181	Nitori Holdings Co. Ltd.	140,143
1,601	O’Reilly Automotive, Inc.*	594,563
7,195	Ross Stores, Inc.	669,063
832	Shimamura Co. Ltd.	63,346
19,400	The Gap, Inc.	362,392
8,104	The Home Depot, Inc.	1,538,544
16,556	The TJX Cos., Inc.	832,601
2,354	Tiffany & Co.	209,765
6,239	Tractor Supply Co.	628,767
1,847	Ulta Salon, Cosmetics & Fragrance, Inc.*	615,753
2,167	USS Co. Ltd.	40,976
26,353	Yamada Denki Co. Ltd.	123,364

		10,950,943

Technology Hardware, Storage & Peripherals – 0.5%
30,413	Apple, Inc.	5,324,404
3,649	Brother Industries Ltd.	62,086
4,852	Canon, Inc.	136,690
7,547	Dell Technologies Class C*	449,424
3,575	FUJIFILM Holdings Corp.	170,348
4,910	Hewlett Packard Enterprise Co.	67,365
16,410	HP, Inc.	306,539
7,226	Konica Minolta, Inc.	63,398
2,902	NetApp, Inc.	171,798
3,306	Ricoh Co. Ltd.	31,931

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
4,839	Seagate Technology PLC	$ 202,512
2,067	Seiko Epson Corp.	30,295
6,644	Western Digital Corp.	247,290
9,094	Xerox Corp.	278,367

		7,542,447

Textiles, Apparel & Luxury Goods – 0.6%
1,739	adidas AG	496,446
20,891	Burberry Group PLC	447,147
8,972	Capri Holdings Ltd.*	291,411
1,142	Cie Financiere Richemont SA	84,007
728	EssilorLuxottica SA	83,440
823	Gildan Activewear, Inc.	29,696
914	Hermes International	607,317
4,713	HUGO BOSS AG	273,423
504	Kering SA	262,331
839	Kontoor Brands, Inc.*	24,583
4,828	Lululemon Athletica, Inc.*	799,469
1,767	LVMH Moet Hennessy Louis Vuitton SE	666,766
9,626	Moncler SpA	353,670
11,483	NIKE, Inc. Class B	885,799
2,701	Pandora A/S	100,327
559	Puma SE	325,045
2,280	PVH Corp.	194,233
3,544	Ralph Lauren Corp.	372,581
7,840	Tapestry, Inc.	223,910
1,137	The Swatch Group AG	134,556
16,368	Under Armour, Inc. Class A*	373,190
17,466	Under Armour, Inc. Class C*	353,337
5,879	VF Corp.	481,373
10,789	Yue Yuen Industrial Holdings Ltd.	30,312

		7,894,369

Tobacco – 0.1%
4,501	Altria Group, Inc.	220,819
14,183	British American Tobacco PLC	492,658
2,955	Imperial Brands PLC	71,453
2,193	Japan Tobacco, Inc.	50,282
7,744	Philip Morris International, Inc.	597,295
6,370	Swedish Match AB	287,540

		1,720,047

Trading Companies & Distributors – 0.2%
2,691	Brenntag AG	124,976
2,855	Bunzl PLC	76,270
18,066	Fastenal Co.	552,639
3,916	Ferguson PLC*	253,104
8,606	HD Supply Holdings, Inc.*	357,063
12,972	ITOCHU Corp.	238,144
24,929	Marubeni Corp.	155,678
12,804	Mitsubishi Corp.	331,833
8,540	Mitsui & Co. Ltd.	131,134
4,984	MonotaRO Co. Ltd.	105,270
13,514	Sumitomo Corp.	194,147
3,740	Toyota Tsusho Corp.	107,265
1,551	United Rentals, Inc.*	170,765

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
1,954	W.W. Grainger, Inc.	$ 511,342

		3,309,630

Transportation Infrastructure – 0.0%
238	Aena SME SA(a)	43,703
359	Aeroports de Paris	61,471
3,680	Atlantia SpA	92,063
8,658	Auckland International Airport Ltd.	49,533
393	Fraport AG Frankfurt Airport Services Worldwide	30,803
3,702	Getlink SE	57,095
4,911	Kamigumi Co. Ltd.	115,532
5,980	Sydney Airport	30,707
15,648	Transurban Group	150,936

		631,843

Water Utilities – 0.0%
1,790	American Water Works Co., Inc.	202,306
1,671	Severn Trent PLC	42,159
4,329	United Utilities Group PLC	43,698

		288,163

Wireless Telecommunication Services – 0.1%
8,737	KDDI Corp.	223,780
600	Millicom International Cellular SA SDR	33,634
11,438	NTT DOCOMO, Inc.	262,914
2,080	Rogers Communications, Inc. Class B	109,432
1,677	SoftBank Group Corp.	155,596
5,194	Sprint Corp.*	35,683
4,117	T-Mobile US, Inc.*	302,353
133,091	Vodafone Group PLC	217,287

		1,340,679

TOTAL COMMON STOCKS (Cost $284,900,194)		$ 296,462,915

Shares	Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Volkswagen AG
EUR 211	3.440%	$ 32,802

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	2.690	122,856

Health Care Equipment & Supplies – 0.0%
Sartorius AG
348	0.340	66,034

TOTAL PREFERRED STOCKS (Cost $259,083)		$ 221,692

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Expiration Date	Value

Right* – 0.0%
Multiline Retail – 0.0%
Marks & Spencer Group PLC
21,209	06/12/19	$ 10,457
(Cost $0)

Shares	Description	Value

Exchange Traded Funds – 69.5%
876,283	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$ 27,296,216
3,799,093	iShares Core MSCI Emerging Markets ETF	186,611,448
4,406,991	iShares MSCI EAFE ETF	279,403,229
1,232,665	iShares MSCI EAFE Small-Cap ETF	68,967,607
1,721,091	Vanguard S&P 500 ETF	435,212,281

TOTAL EXCHANGE TRADED FUNDS (Cost $961,498,980)		$ 997,490,781

Shares	Dividend Rate	Value

Investment Company(b) – 5.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
81,998,889	2.340%	$ 81,998,889
(Cost $81,998,889)

TOTAL INVESTMENTS – 95.8% (Cost $1,328,657,146)		$1,376,184,734

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		59,707,927

NET ASSETS – 100.0%		$1,435,892,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Special Drawing Rights

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	DKK	280,000	USD	41,956	06/19/19	$5
	SEK	450,000	USD	47,504	06/19/19	3
	USD	21,249,316	AUD	30,330,000	06/19/19	196,483
	USD	5,168,560	CAD	6,930,000	06/19/19	38,785
	USD	14,579,284	CHF	14,490,000	06/19/19	80,136
	USD	5,382,396	DKK	35,400,000	06/19/19	77,383
	USD	96,520,905	EUR	85,090,000	06/19/19	1,305,709
	USD	51,821,081	GBP	39,475,000	06/19/19	1,864,523
	USD	6,082,267	HKD	47,600,000	06/19/19	9,330
	USD	905,198	ILS	3,240,000	06/19/19	10,295
	USD	1,367,548	NOK	11,800,000	06/19/19	18,230
	USD	749,664	NZD	1,120,000	06/19/19	16,642
	USD	5,411,098	SEK	50,100,000	06/19/19	121,963
	USD	4,116,511	SGD	5,600,000	06/19/19	38,874

TOTAL						$3,778,361

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	19,150,000	USD	14,250,019	06/19/19	$(74,668)
	HKD	230,000	USD	29,348	06/19/19	(4)
	NOK	350,000	USD	40,034	06/19/19	(12)
	SGD	130,000	USD	94,682	06/19/19	(22)
	USD	1,103,194	AUD	1,590,000	06/19/19	(466)
	USD	13,656,450	CHF	13,730,000	06/19/19	(82,216)
	USD	1,576,750	EUR	1,410,000	06/19/19	(1,031)
	USD	2,384,387	GBP	1,885,000	06/19/19	(1,126)
	USD	5,179,490	HKD	40,620,000	06/19/19	(2,921)
	USD	121,425	ILS	440,000	06/19/19	(105)
	USD	73,738,809	JPY	8,122,000,000	06/19/19	(1,329,213)
	USD	743,019	NOK	6,500,000	06/19/19	(250)
	USD	26,168	NZD	40,000	06/19/19	(11)
	USD	2,715,803	SEK	26,100,000	06/19/19	(39,615)

TOTAL						$(1,531,660)

FUTURES CONTRACTS — At May 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1,370	06/21/19	$100,455,250	$(4,872,717)
S&P Toronto Stock Exchange 60 Index	257	06/20/19	36,545,872	119,851

TOTAL FUTURES CONTRACTS				$(4,752,866)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At May 31, 2019, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.88 USD	06/17/2019	1,498	$3,745,000	$2,452,975	$2,509,057	$(56,082)
Eurodollar Futures	97.75 USD	06/17/2019	166	415,000	1,038	357,871	(356,833)
Eurodollar Futures	99.00 USD	06/17/2019	2,194	5,485,000	13,713	180,981	(167,268)
Eurodollar Futures	97.75 USD	09/16/2019	337	842,500	71,612	211,403	(139,791)
Eurodollar Futures	97.50 USD	06/15/2020	2,799	6,997,500	5,335,593	2,001,435	3,334,158
Eurodollar Futures	97.50 USD	09/14/2020	2,973	7,432,500	6,336,206	2,509,003	3,827,203
Eurodollar Futures	97.50 USD	12/14/2020	2,647	6,617,500	5,773,769	2,609,781	3,163,988
Eurodollar Futures	97.00 USD	03/15/2021	747	1,867,500	2,507,119	1,606,696	900,423
Eurodollar Futures	97.50 USD	03/15/2021	2,373	5,932,500	5,398,575	2,675,758	2,722,817
Eurodollar Futures	98.00 USD	03/15/2021	411	1,027,500	585,675	350,303	235,372
Eurodollar Futures	97.00 USD	06/14/2021	731	1,827,500	2,416,869	1,599,171	817,698
Eurodollar Futures	97.50 USD	06/14/2021	2,165	5,412,500	4,898,312	2,525,624	2,372,688
Eurodollar Futures	98.00 USD	06/14/2021	1,929	4,822,500	2,760,881	1,600,194	1,160,687
Eurodollar Futures	97.00 USD	09/13/2021	716	1,790,000	2,344,900	1,779,924	564,976
Eurodollar Futures	98.00 USD	09/13/2021	3,242	8,105,000	4,741,425	3,019,079	1,722,346

			24,928	$62,320,000	$45,638,662	$25,536,280	$20,102,382

Puts
Eurodollar Futures	99.25 USD	09/14/2020	4,094	10,235,000	10,362,938	17,013,023	(6,650,085)

TOTAL			29,022	$72,555,000	$56,001,600	$42,549,303	$13,452,297

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2019:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$76,542	$—
Asia	774,405	29,653,903	—
Australia and Oceania	—	7,908,609	—
Europe	7,440,044	58,659,208	—
North America	192,008,102	55	—
South America	163,739	—	—
Exchange Traded Funds	997,490,781	—	—
Investment Company	81,998,889	—	—

Total	$1,279,875,960	$96,308,774	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$3,778,361	$—
Futures Contracts(b)	119,851	—	—
Options Purchased	56,001,600	—	—

Total	$56,121,451	$3,778,361	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,531,660)	$—
Futures Contracts	(4,872,717)	—	—

Total	$(4,872,717)	$(1,531,660)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.